Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Statement [line items]
Property, plant and equipment
9. Property, plant & equipment
The following table summarizes the movements of property, plant and equipment during 2017:
(USD millions)	Land	Buildings	Construction in progress	Machinery & other equipment	Total

Cost
January 1, 2017	687	13 113	2 680	14 816	31 296

Reclassifications [1]	5	508	– 1 617	1 104

Additions	13	104	1 186	425	1 728

Disposals and derecognitions [2]	– 23	– 324	– 71	– 593	– 1 011

Currency translation effects	38	663	190	1 106	1 997

December 31, 2017	720	14 064	2 368	16 858	34 010

Accumulated depreciation
January 1, 2017	– 40	– 5 436	– 15	– 10 164	– 15 655

Depreciation charge	– 3	– 510		– 1 007	– 1 520

Accumulated depreciation on disposals and derecognitions [2]	6	275	34	534	849

Impairment charge		– 25	– 58	– 106	– 189

Reversal of impairment charge			2	30	32

Currency translation effects	– 3	– 287	– 1	– 772	– 1 063

December 31, 2017	– 40	– 5 983	– 38	– 11 485	– 17 546

Net book value at December 31, 2017	680	8 081	2 330	5 373	16 464

Net book value of property, plant & equipment under finance lease contracts					78

Commitments for purchases of property, plant & equipment					318

Capitalized borrowing costs					9

[1] Reclassifications between various asset categories due to completion of plant and other equipment under construction.
[2] Derecognition of assets that are no longer used and are not considered to have a significant disposal value or other alternative use.
The following table summarizes the movements of property, plant and equipment during 2016:
(USD millions)	Land	Buildings	Construction in progress	Machinery & other equipment	Total

Cost
January 1, 2016	688	12 857	2 810	15 093	31 448

Reclassifications [1]	4	630	– 1 226	592

Additions	24	176	1 226	409	1 835

Disposals and derecognitions [2]	– 8	– 178	– 19	– 656	– 861

Currency translation effects	– 21	– 372	– 111	– 622	– 1 126

December 31, 2016	687	13 113	2 680	14 816	31 296

Accumulated depreciation
January 1, 2016	– 40	– 5 188	– 7	– 10 231	– 15 466

Depreciation charge	– 3	– 530		– 956	– 1 489

Accumulated depreciation on disposals and derecognitions [2]	5	157	1	630	793

Impairment charge	– 3	– 47	– 11	– 61	– 122

Reversal of impairment charge		6	1	13	20

Currency translation effects	1	166	1	441	609

December 31, 2016	– 40	– 5 436	– 15	– 10 164	– 15 655

Net book value at December 31, 2016	647	7 677	2 665	4 652	15 641

Net book value of property, plant & equipment under finance lease contracts					81

Commitments for purchases of property, plant & equipment					223

Capitalized borrowing costs					9

[1] Reclassifications between various asset categories due to completion of plant and other equipment under construction.
[2] Derecognition of assets that are no longer used and are not considered to have a significant disposal value or other alternative use.